Subordinated indebtedness	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Subordinated indebtedness
Note 8.    Subordinated indebtedness
On January 20, 2023, we issued $1.0 billion principal amount of 5.33% Debentures due January 20, 2033. The Debentures bear interest at a fixed rate of 5.33% per annum (paid semi-annually) until January 20, 2028, and at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 2.37% per annum (paid quarterly) thereafter until maturity on January 20, 2033.
On April 4, 2023, we redeemed $1.5 billion principal amount of 3.45% Debentures due April 4, 2028. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.
On April 20, 2023, we issued $750 million principal amount of 5.35% Debentures due April 20, 2033. The Debentures bear interest at a fixed rate of 5.35% per annum (paid semi-annually) until April 20, 2028, and at Daily Compounded CORRA plus 2.23% per annum (paid quarterly) thereafter until maturity on April 20, 2033.